Note 21 - Subsequent Events (Details Textual)	Mar. 15, 2018 T	Mar. 12, 2018 USD ($)	Jan. 31, 2018 USD ($) T	Jan. 02, 2018 USD ($)	Feb. 09, 2018 USD ($)	Jan. 05, 2018 USD ($)	Dec. 31, 2017 USD ($)
Contractual Obligation							$ 79,964,000
M/T Eco Holmby Hills [Member]
Size of Vessel | T	50,000
Subsequent Event [Member]
Contractual Obligation			$ 231,449,000
Subsequent Event [Member] | City of Athens and Eco Nine [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 35,896
Subsequent Event [Member] | City of Athens and Eco Nine [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.90%
Subsequent Event [Member] | City of Athens and Eco Nine [Member] | M/T Eco Holmby Hills [Member]
Vessel Acquisition Purchase Price		$ 17,948
Debt Instrument, Periodic Payment		299
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		11,968
Subsequent Event [Member] | City of Athens and Eco Nine [Member] | M/T Eco Palm Springs [Member]
Vessel Acquisition Purchase Price		17,948
Debt Instrument, Periodic Payment		299
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 11,968
Subsequent Event [Member] | City of Athens and Eco Nine [Member]
Equity Method Investment, Ownership Percentage		50.00%
Subsequent Event [Member] | PCH Dreaming, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Size of Vessel | T			50,000
Business Combination, Consideration Transferred			$ 3,950,000
Charter Term			1 year
Charter Rate Per Day			$ 16,000,000
Charter Option To Extend Term			2 years
Charter Option to Extend, Rate Per Day, Year One			$ 17,000,000
Charter Option to Extend, Rate Per Day, Year Two			18,000,000
Contractual Obligation			$ 35,800,000
Subsequent Event [Member] | South California, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Size of Vessel | T			157,000
Business Combination, Consideration Transferred			$ 8,950,000
Charter Term			1 year
Charter Rate Per Day			$ 25,000,000
Charter Option To Extend Term			2 years
Charter Option to Extend, Rate Per Day, Year One			$ 26,000,000
Charter Option to Extend, Rate Per Day, Year Two			27,000,000
Contractual Obligation			$ 57,843,000
Subsequent Event [Member] | Malibu Warrior, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Size of Vessel | T			157,000
Business Combination, Consideration Transferred			$ 8,950,000
Charter Term			1 year
Charter Rate Per Day			$ 25,000,000
Charter Option To Extend Term			2 years
Charter Option to Extend, Rate Per Day, Year One			$ 26,000,000
Charter Option to Extend, Rate Per Day, Year Two			27,000,000
Contractual Obligation			$ 57,842,000
Subsequent Event [Member] | ECO Seven, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired			10.00%
Size of Vessel | T			50,000
Business Combination, Consideration Transferred			$ 1,600,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage			100.00%
Subsequent Event [Member] | Crede [Member]
Debt Instrument, Face Amount						$ 5,369,000
Debt Agreement, Additional Borrowing Capacity					$ 6,400,000	$ 4,631,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Payment for Incentive Compensation				$ 2,250,000
Subsequent Event [Member] | CSM [Member]
Payment for Incentive Compensation				$ 1,250,000